Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance, Value at Dec. 31, 2013	$ 170,000	$ 194,655,367	$ (2,472,734)	$ 192,352,633
Equity Balance, Shares at Dec. 31, 2013	170,000
Comprehensive Income (Loss):
Net Income (Loss)		33,333,746		33,333,746
Other Comprehensive Income (Loss)			6,136,209	6,136,209
Total Comprehensive Income (Loss)				39,469,955
Cash Distributions Paid		(23,375,402)		(23,375,402)
Equity Balance, Value at Dec. 31, 2014	$ 170,000	204,613,711	3,663,475	208,447,186
Equity Balance, Shares at Dec. 31, 2014	170,000
Comprehensive Income (Loss):
Net Income (Loss)		25,865,673		25,865,673
Other Comprehensive Income (Loss)			479,511	479,511
Total Comprehensive Income (Loss)				26,345,184
Cash Distributions Paid		(10,302,002)		(10,302,002)
Equity Balance, Value at Dec. 31, 2015	$ 170,000	220,177,382	4,142,986	224,490,368
Equity Balance, Shares at Dec. 31, 2015	170,000
Comprehensive Income (Loss):
Net Income (Loss)		1,043,601		1,043,601
Other Comprehensive Income (Loss)			(5,145,169)	(5,145,169)
Total Comprehensive Income (Loss)				(4,101,568)
Cash Distributions Paid		(8,650,430)		(8,650,430)
Equity Balance, Value at Dec. 31, 2016	$ 170,000	$ 212,570,553	$ (1,002,183)	$ 211,738,370